Employee Benefit Plans (Accrued Benefit Liabilities Recognized) (Details) - Domestic Defined Benefit Plans [Member] - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Disclosure of defined benefit plans [line items]
Accrued benefit obligation	$ 446	$ 532
Fair value of plan assets	436	433
Accrued benefit liabilities and deficit	$ (10)	$ (99)